Transactions with related parties (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues and expenses
Net interest income		R$ (922,798)	R$ (845,688)	R$ (931,206)
Other revenues		343,257	316,413	441,381
Other expenses		(1,557,160)	(2,261,619)	(291,752)
Controllers
Revenues and expenses
Net interest income	[1]	(857,937)	(778,829)	(887,059)
Other revenues	[1]	105	334	0
Other expenses	[1]	54,471	50,745	(2,652)
Associates and Jointly controlled companies
Revenues and expenses
Net interest income	[2]	(6,508)	(11,814)	40,671
Other revenues	[2]	342,793	315,832	441,381
Other expenses	[2]	(1,899,818)	(2,635,494)	(289,100)
Key Management Personnel
Revenues and expenses
Net interest income	[3]	(58,353)	(55,045)	(84,818)
Other revenues	[3]	359	247	0
Other expenses	[3]	R$ 288,187	R$ 323,130	R$ 0

[1]	Cidade de Deus Cia. Coml. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[2]	Companies listed in Note 26;
[3]	Members of the Board of Directors and the Board of Executive Officers;